Document and Entity Information	Total
Risk/Return:
Document Type	485BPOS
Document Period End Date	Jan. 22, 2019
Registrant Name	ETFis Series Trust I
Central Index Key	0001559109
Amendment Flag	false
Document Creation Date	Jan. 22, 2019
Document Effective Date	Jan. 22, 2019
Prospectus Date	Jan. 22, 2019
Entity Inv Company Type	N-1A
Virtus Private Credit Strategy ETF | Virtus Private Credit Strategy ETF
Risk/Return:
Trading Symbol	VPC
Virtus Real Asset Income ETF | Virtus Real Asset Income ETF
Risk/Return:
Trading Symbol	VRAI